J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.24

SellerLoanID	Customer Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Final Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	301035831	XXXX	XX/XX/XXXX	XXXX	QM-Temporary	ATR Compliant	(Clear) TRID CD- Closing Information/Closing Date- The PCCD issued on XX/XX/XXXX does not reflect the correct Closing Date. Violation may be cured with LOE, corrected PCCD and proof of delivery 60 days from consummation. Response 1 (XX/XX/XXXX XX:XXAM) The provided documentation is sufficient to cure the finding. (Resolved)	(Clear) Miscellaneous- The Third Party Fraud Tool is missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal was performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The required CDA was not provided. The FNMA UCDP reflected a CU score of XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	4	1	4	1	2	1	2	1	D	A	D	A	B	A	B	A	D	A	D	A	B	A	B	A	D	A	D	A	B	A	B	A	D	A	D	A	B	A	B	A	D	A	D	A	B	A	B	A	D	A	D	A	B	A	B	A
XXXX	301132197	XXXX	XX/XX/XXXX	XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - Revised LE Delivery Date4 (prior to consummation)-

This loan failed the revised LE delivery date test for disclosure dated XX/XX/XXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).

Response 1 (XX/XX/XXXX XX:XXPM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) TRID - Initial CD Delivery Date (prior to consummation)-

This loan failed the initial CD delivery date test for disclosure dated XX/XX/XXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).

Response 1 (XX/XX/XXXX XX:XXPM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test.The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXX. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

Response 1 (XX/XX/XXXX XX:XXPM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) TRID - Disclosures E-consent Missing-

The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
							The provided documentation is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal was performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA in file supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	301542193	XXXX	XX/XX/XXXX	XXXX	QM-Temporary Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee on the LE issued on XX/XX/XXXX. To cure a tolerance violation, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery. A cost to cure in the amount of $XXXX is required. Although the regulation requires the cure within 60 days of consummation, investor will accept 60 days from the discovery date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXXX) exceed the comparable charges ($XXXX) by more than 10%. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the increase to the following fees was not accepted: Recording Fee on the CD issued on XX/XX/XXXX. To cure a tolerance violation, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery. A cost to cure in the amount of $XXXX is required. Although the regulation requires the cure within 60 days of consummation, investor will accept 60 days from the discovery date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX . Defect can be cured 60 days from discovery, XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) TRID CD- Closing Information/Closing Date-

The CD issued on XX/XX/XXXX does not reflect the correct Closing Date.

Response 1 (XX/XX/XXXX XX:XXPM)
							The provided documentation is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. The loan includes a CU score of XXXX. Response 1 (XX/XX/XXXX XX:XXPM) The CDA supported the original appraised value within a 10% variance.	3	1	1	1	3	1	3	1	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A
XXXX	303099664	XXXX	XX/XX/XXXX	XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Fannie Mae CU Score is XXXX.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303027573	XXXX	XX/XX/XXXX	XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. An AVM supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303063552	XXXX	XX/XX/XXXX	XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Fannie Mae CU Score is XXXX.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303099712	XXXX	XX/XX/XXXX	XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - Zero Tolerance Violation (No COC - Date Undeterminable)-

The loan failed the charges that cannot increase test. Although the increase may be valid, because a COC was not provided, auditor is unable to determine if the revised CD issued on XX/XX/XXXX was disclosed within 3 business days of the change. Therefore, the increase to the following fees was not accepted: Transfer Taxes. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required.

Response 1 (XX/XX/XXXX XX:XXPM)
							The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Debts - Not Verified- The application lists significant debts that were not verified on the credit report and not independently verified. Per AUS the borrower is required to provide supporting documentation for the exclusion of an auto debt in the amount of $XXXX per month with a balance of $XXXX. However, the loan file does not contain any supporting documentation indicating the debt is paid off. By adding the debt the audit DTI increased from XXXX% to XXXX% which exceeds tolerance. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Fannie Mae CU Score is XXXX. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	3	2	3	1	3	2	3	1	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B
XXXX	302816276	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302843670	XXXX	XX/XX/XXXX	XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - CD/Lender Credits that Cannot Decrease (No COC - Date Undeterminable)-

The loan failed the Lender Credits that Cannot Decrease Test. Although the decrease may be valid, because a COC was not provided, auditor is unable to determine if the CD issued on XX/XX/XXXX was disclosed within 3 business days of the decrease to lender credits. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i) & Official Comment 19(e)(3)(i)-5, -6; 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Other Disclosures/Liability after Foreclosure-

The CD issued on XX/XX/XXXX does not disclose a statement of whether State law provides for continued consumer responsibility for any Liability after Foreclosure.

Response 1 (XX/XX/XXXX XX:XXPM)
							The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Fannie Mae CU Score is XXXX.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	303205751	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS (LP/DU) - Missing-

The LP/DU AUS is missing from the loan file. Lender's guides require a DU/Ineligible be obtain in the loan file. Per final 1008 the subject loan is DU/Ineligible. However, the DU is not contained in the loan file as requiared.

Response 1 (XX/XX/XXXX XX:XXPM)
Client Responded. AUS provided as required. (Resolved)

(Clear) Assets - Bank Statements-

The bank and/or asset statements are missing. Per final 1003 the borrowers indicates $XXXX in reserves. However, the loan file does not contain bank statements verifying the funds indicated. The borrowers are required to verify 6 months of reserves or $XXXX, per Lender's guides. The borrowers are short -$XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Client responded. Additional asset statements provided to meet required reserves. (Resolved)

(Clear) Verification Documentation - VVOE Salaried/Missing-

VVOE Salaried/Missing. The loan file is missing a VVOE for the co-borrower.

Response 1 (XX/XX/XXXX XX:XXPM)
Client Responded. VVOE provided for borrower 2. (Resolved)

(Clear) Income - W2(s) Missing-

W2's missing from the loan file for the co-borrower.

Response 1 (XX/XX/XXXX XX:XXPM)
Client responded. W2's for borrower 2 provided as required. (Resolved)

(Clear) Income - Tax Transcripts Missing-

Tax Transcripts were not provided for the borrowers as required.

Response 1 (XX/XX/XXXX XX:XXPM)
								Client responded. Tax Transcripts provided as required. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. An AVM supports the original appraised value. The variance is -XXXXX.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	303228149	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	303141187	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Appraisal Fee and Transfer Taxes. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX XX:XXPM)
							The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Assets - Bank Statements- The bank and/or asset statements are missing. The borrower's final 1003 reflects $XXXX in retirement funds. However, the retirement statements are not contained in the loan file. Without the retirement funds the borrowers will be short $XXXX in verified funds. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	303133405	XXXX	XX/XX/XXXX	XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	302907204	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD/Payee Not Listed- The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD. Second Appraisal Fee. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Income - Missing Balance Sheet-

Self-Employed Borrower. Missing most current year Balance Sheet as required by lender guidelines. Borrower is self employed with PCP Group . The current quarterly balance sheets for both businesses were not provided as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Explanation received is sufficient. (Resolved)

(Clear) 4506-T - Missing/Obtainable-

A signed IRS form 4506T was incomplete or was missing from the file, Note Date is XX/XX/XXXX. Tax transcripts are obtainable. Guidelines require a signed 4506C for the self employed business, XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Tax Transcripts Missing-

Tax Transcripts were not provided as required. Borrower is self-employed and XXXX and XXXX personal and business tax returns were provided to support the income. Additionally, Form #XXXX, extension for the XXXX tax returns and #XXXX, extension for the business tax returns were provided. Guidelines required tax transcripts to be provided to support the personal tax returns/business income. The XXXX and XXXX personal tax transcripts and the XXXX personal tax transcripts confirming no return filed were not provided as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Verification Documentation - VOE Self-Employed/Aged-

A VOE is required within 30 Business Days of the Note Date. The VVOE in file is dated XX/XX/XXXX which is expired as of the Note date XX/XX/XXXX. The guidelines required a reverification of the self employed business within 5 days of the Note date. Self-employed verification was not updated as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The final 1003 and credit inquiry explanation letter reflected a new debt with Petland with stated balance of $XXXX and payment of $XXXX were opened prior to closing. Documentation to support the balance and payment of this debt were not provided as required.

Response 1 (XX/XX/XXXX XX:XXAM)
								Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a Desk Review required for loan amounts > $1MM - $2MM which supports the appraised value.	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	303296699	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Lender Title Insurance. In addition, the loan file contained an invoice dated XX/XX/XXXX that reflected the increase to Lender Title Insurance. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Income - Miscalculated/DTI Exceeds Tolerance-

The bonus income was calculated using a XXXX month average (XXXX + XXXX +XXXX months XXXX) totaling $XXXX per month. There was a significant decline from XXXX when the borrower received $XXXX to XXXX with the borrower receiving $XXXX. Based on FNMA guidelines "if the trend was declining, but has stabilized...the current lower amount of variable income must be used." The income should have been averaged for a maximum of XXXX months (XXXX + XXXX months XXXX) which gives the borrower $XXXX monthly bonus income. Witih revised bonus earnings and POC’s added to debts ($XXXX per month), DTI increases from XXXX% to XXXX% which exceeds the maximum allowed of 45%.

Response 1 (XX/XX/XXXX XX:XXPM)
Disagree. Bonus appears to be declining. XXXX should not be used to calculate average. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Receipt of re-run DU with DTI of XXXX%; however, Investor allows a maximum DTI of 45%. (Upheld)

Response 3 (XX/XX/XXXX XX:XXAM)
The POC items of $XXXX have been removed from debt and added to required funds to be documented. 401K withdrawal terms provided to cover POC items. Recalculated DTI is XXXX%, which is lower than the XXXX% DTI recalculated by Seller. In either event, the DTI exceeds 45%, which exceeds the maximum DTI allowed. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
Income calculations have been reviewed by senior management and the difference is in how the bonus is being calculated but both calculations can be right depending on how conservative the calculations are. Agree with the clients calculations and the resulting DTI is XXXX and under the maximum of 45%. (Resolved)

(Clear) Assets - Other-

The file is missing terms of withdrawal for XXXX XXXX account which was used for reserves.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance - Missing/Insufficient-

A hazard insurance policy was provided with total coverage in the amount of $XXXX. Subject loan amount is $XXXX. The appraisal indicates Estimate of Cost-New $XXXX. The file does not contain a replacement cost estimator and the hazard policy does not reflect guaranteed replacement cost. Therefore; it appears insufficient insurance coverage was provided.

Response 1 (XX/XX/XXXX XX:XXPM)
								Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. An acceptable appraisal and Desk Review is in the file.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	302774591	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) ROR - Timing-

The Right to Cancel does not provide the borrower with three business days to rescind the transaction. The rescission date is three business days after the consummation date, the date the borrower receives the Final TIL/HUD-1, or the date the borrower receives the Notice of Right to Cancel, whichever occurs last. The rescission date noted on the Right to Cancel Notice, XX/XX/XXXX is less than three business days from the consummation date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.23(b)(1)(v), (a)

Response 1 (XX/XX/XXXX XX:XXPM)
The information provided is not sufficient to cure the finding. The Right to Rescind started on XX/XX/XXXX, XX/XX/XXXX is a Federal Holiday, and not considered a business day. The recession period should have ended on XX/XX/XXXX and disbursed on XX/XX/XXXX. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Verification Documentation - VVOE Salaried/Missing-

The loan file is missing the VVOE for the borrower and co-borrower dated within 5 days of the Note date XX/XX/XXXX.

Response 2 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

Response 1 (XX/XX/XXXX XX:XXPM)
Still missing 3rd party confirmation of self-employment for the co-borrower. (Upheld)

(Clear) Hazard Insurance - Missing/Insufficient-

The loan file was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. The current hazard insurance dwelling coverage of $XXXX is short the minimum required dwelling coverage of $XXXX based on the appraisal Estimate of Cost New.

Response 1 (XX/XX/XXXX XX:XXAM)
								Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a CDA which supports the appraised value.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	303955790	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Rental Property Income- The documentation supporting income from other real estate owned is not adequately supported. The borrower's rental property located at XXXX is reflected on Schedule E of the borrower's XXXX/XXXX tax returns. The Schedule E indicates mortgage interest which was not verified in the loan file to determine if the amount should be include in the PITI. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	303955780	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXAM)
							The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. The CU Report dated XX/XX/XXXX with a score of XXXX is not acceptable in lieu of the CDA because the LTV exceeds 80%. A CDA is required. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	3	1	1	1	3	1	3	1	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A
XXXX	303955788	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Assets - Other- Lender guidelines require the Borrower to have majority ownership of 51% or greater when business assets as used. The Borrower's XXXX% ownership is less than the required percentage. The file contains an SLV Request Approval that allows the ownership to be reduced to 48% .	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA that supports the value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A